Investments carried under the equity method	12 Months Ended
Dec. 31, 2022
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7.- Investments carried under the equity method

The table below shows the breakdown and the movement of the investments held in associates and joint ventures for 2022 and 2021:

Investments in associates and joint ventures	2022	2021
Initial balance	294,581	116,614
Share of profit	21,465	12,304
Distributions	(57,537)	(36,877)
Acquisitions	4,901	202,345
Others (incl. currency translation differences)	(3,379)	195
Final balance	260,031	294,581

In November 2022, Atlantica closed the acquisition of a 49% interest, with joint control, in Chile PMGD, an 80 MW portfolio of solar PV assets in Chile, which is currently starting construction (Note 1). Chile PMGD is accounted for in these Consolidated Financial Statements using the equity method as per IAS 28 – Investments in Associates.

The decrease in investments carried under the equity method in 2022, is primarily due to the distributions received by AYES Canada from Amherst Island Partnership for $20.9 million ($17.7 million in 2021), distributions from Vento II for $32.6 million ($14.8 million in 2021) and from Honaine for $4.0 million ($4.4 million in 2021), partially offset by the share of profit of associates for $21.5 million ($12.3 million in 2021) and the investment made in Chile PMGD in November, 2022 for $4.5 million. A significant portion of the distributions received from Amherst Island Partnership are distributed by the Company to Algonquin Power Co. (Note 13).

The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2022 and 2021 for the entities carried under the equity method:

Company	% Shares of the Company	Non- current assets	Current assets	Project debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
2007 Vento II, LLC (1)	49.00	435,029	14,198	-	57,596	11,515	103,362	42,662	40,992	181,735
Windlectric Inc (2)	30.00	278,504	3,338	-	167,519	43,227	24,996	10,560	(15)	18,935
Myah Bahr Honaine, S.P.A.(3)	25.50	150,623	66,246	43,579	18,902	4,257	55,267	33,374	26,768	42,128
Pemcorp SAPI de CV (4)	30.00	138,931	112,352	159,382	90,474	4,328	45,625	1,680	(17,747)	10,034
Pectonex, R.F. Proprietary Limited	50.00	2,045	-	-	-	1	-	(168)	(168)	1,411
Evacuación Valdecaballeros, S.L.	57.16	15,551	1,020	-	13,635	232	860	(60)	(89)	858
Evacuación Villanueva del Rey, S.L.	40.02	2,317	12	-	1,386	111	-	57	-	-
Liberty Infraestructuras S.L.	20.00	93	283	-	-	37	-	-	(22)	29
Akuo Atlantica PMGD Holding S.P.A. (5)	49.00	14,814	2,828	-	8,755	326	-	-	(348)	4,450
Fontanil Solar, S.L.U.	25.00	117	7	-	99	24	-	(1)	(2)	229
Murum Solar, S.L.U.	25.00	228	8	-	180	59	-	(1)	(5)	222
As of December 31, 2022										260,031

Company	% Shares of the Company	Non- current assets	Current assets	Project Debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
2007 Vento II, LLC (1)	49.00	459,037	13,511	-	62,387	10,259	104,461	34,216	32,806	195,952
Windlectric Inc (2)	30.00	310,751	11,036	-	207,404	38,126	24,008	10,442	152	41,911
Myah Bahr Honaine, S.P.A.(3)	25.50	151,830	59,020	51,721	18,142	3,293	53,450	33,935	24,899	38,922
Pemcorp SAPI de CV (4)	30.00	127,892	117,083	146,931	101,439	2,925	40,166	6,561	(6,522)	15,358
Pectonex, R.F. Proprietary Limited	50.00	2,356	-	-	-	1	-	(186)	(186)	1,495
Evacuación Valdecaballeros, S.L.	57.16	17,185	976	-	15,022	156	938	(63)	(93)	923
Evacuación Villanueva del Rey, S.L.	40.02	2,637	63	-	1,601	172	-	59	-	-
Liberty Infraestructuras S.L.	20.00	238	46	-	-	5	-	(54)	(54)	21
As of December 31, 2021										294,581

The Company has no control over Evacuación Valdecaballeros, S.L. as all relevant decisions of this company require the approval of a minimum of shareholders accounting for more than 75% of the shares.
None of the associated companies referred to above is a listed company.
(1) 2007 Vento II, LLC, is the holding company of a 596 MW portfolio of wind assets in the U.S., 49% owned by Atlantica since June 16, 2021, and accounted for under the equity method in these Consolidated Financial Statements (Note 1). Share of profit of 2007 Vento II, LLC. included in these Consolidated Financial Statements amounts to $20.1 million in 2022 and $8.4 million in 2021.
(2) Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership which is accounted for under the equity method in these Consolidated Financial Statements.
(3) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these Consolidated Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica. Share of profit of Myah Bahr Honaine S.P.A. included in these Consolidated Financial Statements amounts to $6.8 million in 2022 and $6.4 million in 2021.

(4) Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these Consolidated Financial Statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica. Share of profit of Pemcorp SAPI de CV included in these Consolidated Financial Statements amounts to a loss of $5.3 million in 2022 and a loss of $2.0 million in 2021.
(5) Akuo Atlantica PMGD Holding S.P.A. is the holding company of a 80 MW portfolio of solar PV assets in Chile, which is currently starting construction, 49% owned by Atlantica, with joint control since November 2022 and accounted for under the equity method in these Consolidated Financial Statements.